Subsequent events (Details)										1 Months Ended	12 Months Ended
	Mar. 18, 2021 shares	Jan. 30, 2021 USD ($) rig	Jan. 26, 2021 USD ($) $ / shares	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) shares	Nov. 13, 2020 USD ($)	Oct. 05, 2020 USD ($) shares	Jun. 05, 2020 USD ($) shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021	Jan. 10, 2021 USD ($) $ / shares shares	Jun. 30, 2020	Jun. 26, 2019 $ / shares	Jun. 25, 2019	Jun. 21, 2019 $ / shares	May 30, 2018 $ / shares
Subsequent Event [Line Items]
Authorized shares (in shares) | shares											238,653,846	137,500,000	125,000,000
Common stock, par or nominal value (in dollars per share) | $ / shares											$ 0.05	$ 0.05										$ 0.05		$ 0.01
Issue of common shares						$ 5,300,000	$ 5,300,000	$ 27,500,000	$ 30,000,000.0		$ 62,800,000	$ 53,500,000	$ 250,000,000.0
Issue of common shares (in shares) | shares						10,000,000		51,886,793	46,153,846		108,040,639	5,750,000
Issued and fully paid share capital											$ 11,000,000.0	$ 5,600,000
Common stock, shares issued (in shares) | shares											220,318,704	112,278,065	106,528,065
Delivery instalments for jack-up rigs, 2021											$ 0
Delivery instalments for jack-up rigs, 2022											621,000,000.0
Principal											$ 1,857,500,000	$ 1,679,700,000
Conversion price (in dollars per share) | $ / shares											$ 32.7743
Minimum book equity ratio																					25.00%
Proceeds from sale of fixed assets											$ 37,700,000	$ 7,100,000	$ 41,600,000
Common stock, shares outstanding (in shares) | shares											218,858,990	110,818,351
Keppel Rigs
Subsequent Event [Line Items]
Percentage covered for aggregate outstanding facility, amount																									130.00%
Principal											$ 259,200,000	$ 86,400,000
Hayfin Loan Facility
Subsequent Event [Line Items]
Pledged collateral amount											195,000,000
Principal											$ 195,000,000.0	195,000,000.0
Hayfin Loan Facility | Period 1
Subsequent Event [Line Items]
Percentage covered for aggregate outstanding facility, amount																							175.00%
Syndicated Senior Secured Credit Facilities
Subsequent Event [Line Items]
Percentage covered for aggregate outstanding facility, amount											175.00%
Principal											$ 270,000,000.0	270,000,000.0
Syndicated Senior Secured Credit Facilities | Period 1
Subsequent Event [Line Items]
Minimum book equity ratio											25.00%
Syndicated Senior Secured Credit Facilities | Period 2
Subsequent Event [Line Items]
Minimum book equity ratio											30.00%
Syndicated Senior Secured Credit Facilities | Period 3
Subsequent Event [Line Items]
Minimum book equity ratio											35.00%
New Bridge Revolving Credit Facility
Subsequent Event [Line Items]
Percentage covered for aggregate outstanding facility, amount											175.00%
Principal											$ 30,000,000.0	25,000,000.0
Convertible Bonds
Subsequent Event [Line Items]
Principal											$ 350,000,000.0	$ 350,000,000.0
Debt instrument, interest rate																									3.875%
Conversion price (in dollars per share) | $ / shares											$ 32.7743														$ 33.4815
Subsequent Event
Subsequent Event [Line Items]
Authorized shares					$ 14,500,000															$ 11,900,000
Authorized shares (in shares) | shares					290,000,000															238,653,846
Common stock, par or nominal value (in dollars per share) | $ / shares			$ 0.05		$ 0.05															$ 0.05
Stock authorized during period (in shares) | shares					51,346,154
Issue of common shares (in shares) | shares	550,263
Treasury stock, shares (in shares) | shares	909,451
Common stock, shares outstanding (in shares) | shares	273,526,900
Subsequent Event | Depositary Share
Subsequent Event [Line Items]
Common stock, par or nominal value (in dollars per share) | $ / shares				$ 0.85
Issue of common shares			$ 2,700,000	$ 46,000,000
Issue of common shares (in shares) | shares				54,117,647
Issued and fully paid share capital			13,700,000
Common stock, shares issued (in shares) | shares	274,436,351
Subsequent Event | Balder
Subsequent Event [Line Items]
Proceeds from sale of fixed assets										$ 4,500,000
Subsequent Event | Keppel Rigs
Subsequent Event [Line Items]
Number of rig deliveries deferred | rig		5
Delivery instalments for jack-up rigs, 2021		$ 6,000,000
Delivery instalments for jack-up rigs, 2022		$ 12,000,000
Number of rigs delivered | rig		3
Loan maturity date, period extended		1 year
Subsequent Event | PPL Newbuild Financing
Subsequent Event [Line Items]
Delivery instalments for jack-up rigs, 2021		$ 6,000,000
Delivery instalments for jack-up rigs, 2022		$ 12,000,000
Subsequent Event | PPL Newbuild Financing | Forecast
Subsequent Event [Line Items]
Debt covenant, minimum value of rig														$ 80,000,000	$ 75,000,000			$ 70,000,000
Subsequent Event | Hayfin Loan Facility
Subsequent Event [Line Items]
Percentage covered for aggregate outstanding facility, amount		140.00%
Subsequent Event | Syndicated Senior Secured Credit Facilities
Subsequent Event [Line Items]
Pledged collateral amount		$ 450,000,000
Interest payments due, period extended		1 year
Percentage covered for aggregate outstanding facility, amount																			140.00%
Subsequent Event | Syndicated Senior Secured Credit Facilities | Forecast
Subsequent Event [Line Items]
Minimum liquidity requirements, cash requirement																$ 15,000,000	$ 10,000,000	5,000,000
Subsequent Event | New Bridge Revolving Credit Facility
Subsequent Event [Line Items]
Percentage covered for aggregate outstanding facility, amount		140.00%
Minimum book equity ratio		25.00%
Subsequent Event | New Bridge Revolving Credit Facility | Forecast
Subsequent Event [Line Items]
Minimum liquidity requirements, cash requirement																$ 15,000,000	$ 10,000,000	$ 5,000,000
Subsequent Event | Convertible Bonds
Subsequent Event [Line Items]
Principal			$ 350,000,000
Debt instrument, interest rate			3.875%
Conversion price (in dollars per share) | $ / shares			$ 31.7946